Intangible Assets, Net (Tables)	6 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net
	As of September 30,	As of March 31,
	2022	2022
Land use right, cost	$814,388	$910,808
Customer relationship (Note 14)	7,887,546	8,822,973
Trademark	9,859	11,027
Software, cost	1,008,329	1,127,710
Total	9,720,122	10,872,518
Less: accumulated amortization	(1,425,479)	(771,113)
Intangible assets, net	$8,294,643	$10,101,405

Schedule of estimated future amortization expense
Six months ending September 30,	Amortization expense
2023	$1,542,714
2024	1, 542,714
2025	1, 542,714
2026	1, 542,714
2027	1, 542,714
Thereafter	581,073
$8,294,643